Note 5 - Inventories, net: Summary of inventories, net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Details
Raw materials	$ 1,012,504	$ 504,898
Finished goods	884,527	1,081,989
Work in process	1,780,296	936,381
Subtotal	3,677,327	2,523,268
Less: impairment loss	(327,311)	(316,939)
Inventories, net	$ 3,350,016	$ 2,206,329